Construction Backlog (unaudited)	9 Months Ended
Sep. 30, 2011
Construction Backlog [Abstract]
Construction Backlog [Text Block]
12.	Construction Backlog (unaudited)

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2010 and 2009 and September 30, 2011:

	2009	2010	2011
Balance - January 1	$636,919	$459,201	$35,789
New contracts and change orders during the period	16,161	303,150	50,195
	653,080	762,351	85,984
Less: contract revenue earned during the period	(193,879)	(726,562)	(85,984)
	459,201	35,789	-
Contracts signed but not started	-	-	-
Balance - December 31 and September 30	$459,201	$35,789	$-

Subsequent to September 30, 2011, the Company has received additional customer contracts totaling approximately $1,500.